Lease commitments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Lease and Rental Expense [Line Items]
Capital leases, amortization expenses	¥ 5,151	¥ 5,265	¥ 5,572
Operating lease, rental expenses	¥ 94,613	¥ 90,081	¥ 91,052